Trade and other receivables (Details) - INR (₨) ₨ in Millions		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Trade And Other Receivables [Line Items]
Less: Allowance for doubtful trade and other receivables		₨ (952)	₨ (861)	₨ (789)
Current assets [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, gross		41,569	38,926
Less: Allowance for doubtful trade and other receivables		(952)	(861)
Trade and other receivables, net		40,617	38,065
Non-current Assets [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, gross	[1]	169	206
Less: Allowance for doubtful trade and other receivables		0	0
Trade and other receivables, net		₨ 169	₨ 206

[1]	Represents amounts receivable pursuant to an out-licensing arrangement with a customer. As these amounts are not expected to be realized within twelve months from the end of the reporting date, they are disclosed as non-current.